Investments in joint ventures - Summarized financial information relating to joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 183,500		$ 282,616		$ 303,738
Profit (loss) before interest and taxation		(21,740)		11,706		19,378
Finance costs		3,115		3,489		2,528
Profit (loss) before taxation		(24,888)		8,154		16,723
Taxation		(4,159)		3,964		7,145
Non-controlling interests		(424)		164		195
Profit (loss) for the year	[1]	(20,729)		4,190		9,578
Other comprehensive income	[1]	(1,641)		2,657		(1,980)
Total comprehensive income		(22,370)	[2]	6,847	[2]	7,598	[1]
Non-current assets		194,672		213,135
Current assets		72,982		82,059
Total assets		267,654		295,194
Current liabilities		59,799		73,595
Non-current liabilities		122,287		120,891
Total liabilities		182,086		194,486
Net assets		85,568		100,708
Non-controlling interests		14,318		2,296
bp shareholders’ equity		71,250		98,412
Investments in joint ventures accounted for using equity method		8,362		9,991
Joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		10,545		14,139		13,258
Profit (loss) before interest and taxation		(151)		976		1,396
Finance costs		201		109		85
Profit (loss) before taxation		(352)		867		1,311
Taxation		(51)		289		414
Non-controlling interests		1		2		0
Profit (loss) for the year		(302)		576		897
Other comprehensive income		(5)		(6)		6
Total comprehensive income		(307)		570		$ 903
Non-current assets		12,646		13,457
Current assets		3,424		3,738
Total assets		16,070		17,195
Current liabilities		2,644		2,514
Non-current liabilities		5,023		4,676
Total liabilities		7,667		7,190
Net assets		8,403		10,005
Non-controlling interests		39		49
bp shareholders’ equity		8,364		9,956
Loans made by group companies to joint ventures		(2)		35
Investments in joint ventures accounted for using equity method		$ 8,362		$ 9,991

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.